UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21575

Bryce Capital Funds

(Exact name of registrant as specified in charter)

2 Thornell Road,

Pittsford, NY

14534

(Address of principal executive offices)

(Zip code)

Dennis Lohouse, Bryce Capital Funds, 2 Thornell Rd., Pittsford, NY 14534

(Name and address of agent for service)

Registrant's telephone number, including area code:

585-381-2990

Date of fiscal year end:

6/30/07

Date of reporting period: 03/31/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Bryce Capital Growth Fund
Schedule of Investments (Unaudited)
March 31, 2007	Shares	Market value

Industrials 9.20%
Ametek Inc	3675	$ 126,935
Ceradyne Inc	1875	$ 102,638
L-3 Communications Holdings Inc.	1650	$ 144,326

		$ 373,898

Consumer Discretionary 19.82%
American Eagle Outfitters Inc.	4175	$ 125,208
Coach Inc	2600	$ 130,130
Crocs Inc.+	2550	$ 120,487
Garmin Ltd.+	2450	$ 132,668
Kohls Corp.+	1800	$ 137,898
Under Armour Inc.+	3100	$ 159,030

		$ 805,421

Consumer Staples 5.58%
Hansen Natural Corp.	3300	$ 125,004
Pepsico Inc.	1600	$ 101,696

		$ 226,700

Energy 2.70%
Grant Prideco Inc.	2200	$ 109,648
		$ 109,648

Financials 15.24%
Affiliated Managers Group, Inc.+	1300	$ 140,855
Chicago Mercantile Exchange+	250	$ 133,115
Lehman Bros. Holdings	1550	$ 108,609
Merrill Lynch & Co.	1425	$ 116,381
Northern Trust Co.	2400	$ 120,280

		$ 619,239

Health Care 19.20%
Cerner Corp.+	3025	$ 164,711
Gilead Sciences+	2150	$ 164,475
Immucor Inc.	4800	$ 141,264
Laboratories Corp. of America Holdings+	2300	$ 167,049
Stryker Corp.	2150	$ 142,588

		$ 780,087

Information Technology 27.88%
Akamai Technologies	5225	$ 260,832
Apple Computer Inc.+	1825	$ 169,561
Cisco Systems	3925	$ 100,205
Cognizant Technology Solutions Corp.+	2200	$ 194,194
Digital River+	2550	$ 140,888
Google Inc.+	300	$ 137,448
Satyam Computer	5725	$ 129,958

		$ 1,133,085

TOTAL COMMON STOCK		$ 4,063,719

NET OTHER ASSETS		$ (51,720)
( Cash )
TOTAL INVESTMENTS IN SECURITIES - 100.0%		$ 4,011,999
(cost $3,358,295)*

TOTAL NET ASSETS - 100%		$ 4,063,719

+Non-income producing security

*Cost for Federal income tax purposes is substantially the same as for financial statement purposes
*Net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation		$ 734,281
Gross Unrealized Depreciation		$ 44,500

Net Unrealized Appreciation (Depreciation)		$ 689,781

The Fund's schedule of investments as of the date on the cover of this report has not been audited.
This report is provided for the general information of the Fund's shareholders. For more information regarding the Fund and its holdings, please visit brycefunds.com or call the Bryce Funds at 1-866-62BRYCE for a free copy of the Fund's most recent prospectus and semi-annual report.

Bryce Capital Value Fund
Schedule of Investments (Unaudited)
March 31, 2007
Common Stock 99.8%	Shares	Market value

Industrials 17.0%
Armor Holdings	2225	$ 149,809
BE Aerospace +	4650	$ 147,405
Barnes Group	6350	$ 146,113
CSX Corporation	3500	$ 140,175
Lincoln Electric Holdings	2175	$ 129,543
Paccar Inc	2175	$ 159,645
Precision Castparts Corp.	1450	$ 150,872
Volvo AB ADR	1600	$ 134,512

		$ 1,158,074

Consumer Discretionary 18.3%
Altria Group	1475	$ 129,520
Bonton Stores	2425	$ 136,382
CBS Corp.	4375	$ 133,831
Cabela's Inc +	5525	$ 137,075
Guess Inc.	3700	$ 149,813
JC Penney Corporation Inc.	1700	$ 139,672
Phillips-Van Heusen Corp.	2400	$ 141,120
Toyota Motor	1075	$ 137,772
VF Corp	1725	$ 142,519

		$ 1,247,704

Consumer Staples 9.3%
Church & Dwight	3325	$ 167,414
Heinz Co.	2800	$ 131,936
Kraft Foods Inc.	1020	$ 31,110
Ralcorp Holdings Inc.	2700	$ 173,610
Walt Disney Company	3825	$ 131,695

		$ 635,765

Energy 2.0%
Hemlerich & Payne	4575	$ 138,805

		$ 138,805

Financials 17.4%
Ambac Financial Group	1350	$ 116,627
Cash America International	2950	$ 120,950
Dollar Financial Corp. +	4685	$ 118,530
Goldman Sachs Group, Inc.	650	$ 134,310
Lazard Ltd.	2875	$ 144,268
MetLife Inc.	2450	$ 154,717
Morgan Stanley	1900	$ 149,644
Northern Trust Co.	2150	$ 129,301
Piper Jaffray +	1950	$ 120,783

		$ 1,189,130

Health Care 8.6%
Baxter International	2600	$ 136,942
UnitedHealth Group Inc.	2550	$ 135,074
Wellcare Health Plans +	1875	$ 159,844
Zimmer Holdings +	1800	$ 153,738

		$ 585,598

Materials 8.0%
Allegheny Tech	1275	$ 136,030
Ball Corp.	2950	$ 135,257
Brush Engineer Materials	2825	$ 136,927
Cleveland Cliffs Inc.	2200	$ 140,822

		$ 549,036

Information Technology 12.8%
Accenture	3900	$ 150,306
Arrow Electronics +	4225	$ 159,494
Avnet	4000	$ 144,560
BMC Software +	4350	$ 133,936
Oracle Corp. +	7150	$ 129,629
Varian Semiconductor +	2850	$ 152,133

		$ 870,058

Utilities 2.0%
Allegheny Energy	2800	$ 137,592

		$ 137,592

Telecommunications Services 4.3%
America Movil	3125	$ 149,344
CenturyTel	3250	$ 146,867

		$ 296,211

TOTAL COMMON STOCK		$ 6,807,973

NET OTHER ASSETS		$ 14,604

TOTAL INVESTMENTS IN SECURITIES - 100.0%		$ 6,822,577
(cost $5,491,861)*

TOTAL NET ASSETS - 100%

+Non-income producing security

*Cost for Federal income tax purposes is substantially the same as for financial statement purposes
*Net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation		$ 1,287,306
Gross Unrealized Depreciation		$ 3,775

Net Unrealized Appreciation (Depreciation)		$ 1,283,531

The Fund's schedule of investments as of the date on the cover of this report has not been audited.
This report is provided for the general information of the Fund's shareholders. For more information regarding the Fund and its holdings, please visit brycefunds.com or call the Bryce Funds at 1-866-62BRYCE for a free copy of the Fund's most recent prospectus and semi-annual report.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that have materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Bryce Capital Funds

By   */s/ Edmond D. Sheidlower

       Edmond D. Sheidlower, President

Date  04/15/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    */s/ Edmond D. Sheidlower

        Edmond D. Sheidlower, President

Date

04/15/07

By   */s/ Dennis E. Lohouse

       Dennis E. Lohouse, CFA, Treasurer

Date

04/15/07